WorldCommodity Funds, Inc.

6700 Vernon Woods Drive, Suite 100, Atlanta, GA 30328  Tel  404-437-7420

June 2, 2011

Attention:

U.S. Securities and Exchange Commission

Washington, D.C. 20549

Re:

Certification Pursuant to Rule 497(j)

WorldCommodity Funds, Inc.

File numbers 811-21802 & 333-1297924

Dear Sirs,

Pursuant to Rule 497, paragraph (j) under the Securities Act of 1933, as amended, the undersigned on behalf of WorldCommodity Funds, Inc., hereby certifies that the form of Prospectus and Statement of Additional Information for the Fund that would have been filed under paragraph (b) or (c) of this section would not have differed materially from that contained in the most recent post-effective amendment to its registration statement.  Additionally, the undersigned certifies that the text of the most recently filed registration statement amendment has been filed electronically.

Very truly yours,

WorldCommodity Funds, Inc.

By: /s/James M. Llewellyn

James M. Llewellyn, President and Treasurer